J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304893432	(redacted)	1152176	12/02/2025	Compliance	Missing E-Sign Disclosure	TRID 0134	3	1	Closed	E-Sign Disclosure and/or Tracking Documents are not in file. Documents are electronically signed.	12/05/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;		12/05/2025 Finding is cleared with the attached disclosure tracking that reflects the eConsent date. - 12/05/2025 Finding is cleared with the attached disclosure tracking that reflects the eConsent date.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893432	(redacted)	1152641	12/03/2025	Credit	Title Policy - Schedule A Exception	TITL 0013	3	1	Closed	Missing title supplement or final title policy reflecting the lender, (redacted), as the proposed insured. Title commitment in file reflects (redacted) as the proposed insured.	01/07/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;		01/07/2026 Finding is cleared with the attached copy of the final title policy, insured is (redacted). - 01/07/2026 Finding is cleared with the attached copy of the final title policy, insured is (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893432	(redacted)	1152659	12/03/2025	Credit	Missing Employment doc (VVOE)	CRED 0006	3	2	Acknowledged	Missing (redacted) VOE, (redacted). (redacted) is limited owner, (redacted), that is majority owned by spouse. (redacted) cannot be used to verify employment. Note: (redacted) start date is needed to verify retirement vesting as assets were used to satisfy cash to close.	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;	01/14/2026 EV2/B - Finding is downgraded with the attached post-consummation dated VOE (redacted) confirming active employment status signed by (redacted),(redacted), which is in support of the pre-consummation dated (redacted) confirming active business status for the limited owner, most recent year tax return and corresponding tax transcript, bank statement reflecting payroll deposits, and YTD paystub dated within (redacted) days of closing. (redacted) only required one year tax returns.
01/09/2026 Attached VOE does not contain (redacted) contact information. Finding can be downgraded upon receipt of VOE signed by (redacted) with contact information. Finding can be downgraded upon receipt of the post-consummation dated VOE (redacted) confirming active employment status signed by (redacted), (redacted), which is in support of the pre-consummation dated (redacted) confirming active business status for the limited owner, most recent year tax return and corresponding tax transcript, bank statement reflecting payroll deposits, and YTD paystub dated within (redacted) days of closing. (redacted) only required one year tax returns.
01/07/2026 Co-borrower cannot verify employment for borrower. Verification of active employment status must be verified by 3rd party (e.g. (redacted), (redacted)).
															12/09/2025 B1 is limited owner, (redacted), that is majority owned by spouse. Where ownership is less than (redacted), it's treated like (redacted) income Additionally, borrower is employed by a family member requiring third-party verification of employment.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304893432	(redacted)	1152669	12/03/2025	Credit	Missing CPA Letter	CRED 0138	3	2	Acknowledged	Missing (redacted) letter addressing the borrowers relocation from (redacted) to (redacted) and the impact it will have on the business. The self-employment business performs home remodeling and room additions locally to the departing residence. It is unknown if the borrowers intend on moving the operations to (redacted). No market analysis was provided. Or, if the borrowers have employees and management that can continue operating and managing the business in (redacted). The borrowers were qualified using the self-employment business income, thus additional information is required.	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;	01/07/2026 EV2/B - Investor accepts borrower letter of explanation confirming no negative impact to the business with the relocation as they are already working from home and the business is managed through the home office. NOTE: Refer to (redacted) - (redacted) search reflects Borrower as (redacted) of (redacted) on (redacted) stating, About. (redacted) is a utility contracting company. (redacted) specializes in the installation of smart water meters. The search also reflects the website for the business confirming that (redacted) provides installation services throughout the country, with offices in ten locations.
01/07/2026 Borrowers to address how the business is structured to include number of employees and management that can continue operating and managing the businesses daily operations in (redacted). The business performs home remodeling and room additions locally to the departing residence therefore labor, handling of materials, and acquisition of new business would not be handled from out of state.
															12/05/2025 Attached LOE does not address how the construction businesses daily operations and acquisition of new business will be handled.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304893432	(redacted)	1152671	12/03/2025	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	3	1	Closed	Missing pg (redacted) of the (redacted). Note: Review deducted Other income from (redacted) tax transcript.	12/05/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;		12/05/2025 Finding is cleared with the attached copy of the front page of the business tax return. - 12/05/2025 Finding is cleared with the attached copy of the front page of the business tax return.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893432	(redacted)	1152677	12/03/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing documented HOA liabilities for non-subject REO:

(redacted)

Note: Bank statement reflects a HOA payment of (redacted), but review is unable to determine which property the HOA is being paid and the frequency of payment due.	12/09/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;	12/09/2025 Finding is cleared with the attached HOA invoice for non-subject property. - 12/09/2025 Finding is cleared with the attached HOA invoice for non-subject property.
12/08/2025 Attached documentation is for the subject property. Missing verification of HOA dues for (redacted).
															12/05/2025 Finding is partially cleared with the attached LOE confirming borrower does not pay any HOA fees on non-subject REO, (redacted). Still missing verification of HOA dues for (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893432	(redacted)	1152704	12/03/2025	Credit	Income Documentation is Insufficient	CRED 0082	3	1	Closed	Missing (redacted) letter or evidence confirming that the mortgages, notes, bonds payable in less than (redacted) year of (redacted) that is reported on the (redacted) is a line of credit that renews annually. Borrowers do not qualify with the deduction, DTI (redacted). -- Per (redacted), The following items should be subtracted from the business cash flow: the total amount of obligations on mortgages, notes, or bonds that are payable in less than one year. These adjustments are not required for lines of credit or if there is evidence that these obligations roll over regularly and/or the business has sufficient liquid assets to cover them.	12/08/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;		12/08/2025 Finding is cleared. Refer to CRED 0087 - Reporting depreciation offsets the mortgages payable in less than one year. - 12/08/2025 Finding is cleared. Refer to CRED 0087 - Missing tax return page reflects depreciation sufficient to offset the mortgages payable in less than one year.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893432	(redacted)	1152714	12/03/2025	Credit	Undisclosed or Excluded Debt	CRED 0086	3	1	Closed	Missing LOE for (redacted) payment of (redacted) posted (redacted).	01/07/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;		01/07/2026 Credit report reflects no student loans and reports thru (redacted). TPR confirmed application reflects two college age dependents. Payment posted in (redacted), which is when fall semester typically starts. The payment posted (redacted) indicates (redacted) Student Accounts Receivable payment, not student loan payment. Finding is cleared. - 01/07/2026 Credit report reflects no student loans and reports thru (redacted). TPR confirmed application reflects two college age dependents. Payment posted in August, which is when fall semester typically starts. The payment posted (redacted) indicates (redacted) Student Accounts Receivable payment, not student loan payment. Finding is cleared.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893432	(redacted)	1152716	12/03/2025	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Missing letter of explanation from borrower addressing the self-employment business name, (redacted) not matching to the home remodeling type of business.	01/07/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;	01/07/2026 Attached (redacted) search reflects Borrower as (redacted) of (redacted) on (redacted) stating, About. (redacted) is a utility contracting company. (redacted) specializes in the installation of smart water meters. The search also reflects website for the business confirming that (redacted) provides installation services throughout the country, with offices in ten locations. (redacted) which is the principal address per the TPR pulled (redacted)search. - 01/07/2026 Attached (redacted) search reflects Borrower as (redacted) of (redacted) on (redacted) stating, About. (redacted) is a utility contracting company. (redacted) specializes in the installation of smart water meters. The search also reflects website for the business confirming that (redacted) provides installation services throughout the country, with offices in ten locations. (redacted), which is the principal address per the TPR pulled (redacted) search.
12/09/2025 Refer to online search in file (redacted), (redacted) license is for general engineering and general building contractor. The business category is additions and remodels in (redacted), (redacted), which is where the departing residence is located. Highlights are indicated to be room additions in (redacted), exterior renovation in (redacted), and home additions in (redacted). All of these cities are located in (redacted) county.

															Missing letter of explanation from borrower addressing the self-employment business name, (redacted), not matching to the home remodeling type of business.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304893432	(redacted)	1152717	12/03/2025	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Missing (redacted) resubmission. Submission (redacted) input (redacted) as self-employed, but the borrowers ownership percentage (redacted). Difference in ownership impacts the required documentation.	12/09/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;		12/09/2025 Agree, (redacted) does not indicate resubmission is required. - 12/09/2025 Agree, (redacted) does not indicate resubmission is required.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304893432	(redacted)	1179156	04/29/2026	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	3	1	Closed		04/29/2026	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages and (redacted) open heloc satisfactorily rated (redacted) months.;			Funded	C	A	C	A	C	A	C	A	C	A